Schedule H, Line 4(i) Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Schedule Of Asset Held For Investments
CIBC RETIREMENT SAVINGS PLAN FOR U.S. EMPLOYEES
FORM 5500, SCHEDULE H, PART IV, LINE 4(i)
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025
EIN:
13-1942440
Plan Number: 006

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including shares, or rate of interest		(e) Current Value
	Registered investment companies:
	AMG TimesSquare Mid Cap Growth Fund	905,469	shares	$15,193,770
	American Funds EUPAC Fund Class R-6	452,398	shares	27,406,273
	Calvert Balanced Fund	11,461	shares	555,077
	Cohen & Steers Realty Shares Fund	118,629	shares	7,809,352
	DFA US Targeted Value Portfolio	289,894	shares	10,720,290
	Dodge & Cox Stock Fund	5,226,119	shares	86,701,306
	Fidelity Emerging Markets Fund	358,639	shares	17,903,253
	JPMorgan Large Cap Growth Fund	1,331,654	shares	115,108,212
	Loomis Sayles Small Cap Growth Fund	290,635	shares	8,326,697
	Nuveen Core Impact Bond Fund	82,711	shares	753,493
	Parnassus Core Equity Fund	40,529	shares	2,275,314
*	Vanguard Cash Reserves Federal MM Fund Admiral Shares	55,142,395	shares	55,142,395
*	Vanguard High-Yield Corporate Fund Admiral Shares	2,360,595	shares	13,148,514
*	Vanguard Institutional Index Fund Instl Plus Shares	470,124	shares	259,541,475
*	Vanguard Mid-Cap Index Fund Institutional Shares	526,784	shares	41,816,095
*	Vanguard Small-Cap Index Fund Institutional Shares	363,181	shares	44,881,893
*	Vanguard Total Bond Market Index Fund	3,358,790	shares	32,815,379
*	Vanguard Total International Stock Index Fund	216,289	shares	35,058,347
	Victory Sycamore Est Value Fund	285,297	shares	12,855,500

	Total Registered investment companies			788,012,635

	CIBC stock fund:
*	CIBC stock	674,131	shares	61,082,999
*	NT Collective Short Term Invt FD	285,210	shares	285,210

	Total CIBC stock fund			61,368,209

	Common/collective trusts:
*	Vanguard Target Retirement 2020 Trust I	140,698	shares	11,939,652
*	Vanguard Target Retirement 2025 Trust I	373,416	shares	34,358,050
*	Vanguard Target Retirement 2030 Trust I	681,228	shares	66,678,604
*	Vanguard Target Retirement 2035 Trust I	589,587	shares	61,977,381
*	Vanguard Target Retirement 2040 Trust I	569,442	shares	64,808,228
*	Vanguard Target Retirement 2045 Trust I	515,221	shares	61,707,991
*	Vanguard Target Retirement 2050 Trust I	522,879	shares	64,711,551
*	Vanguard Target Retirement 2055 Trust I	246,177	shares	37,153,063
*	Vanguard Target Retirement 2060 Trust I	456,753	shares	36,229,657
*	Vanguard Target Retirement 2065 Trust I	294,825	shares	14,381,566
*	Vanguard Target Retirement 2070 Trust I	37,613	shares	1,118,607
*	Vanguard Target Retirement Income Trust I	93,014	shares	7,039,293
*	Vanguard Target Retirement Income and Growth Trust I	6,407	shares	165,303
*	Vanguard Retirement Savings Trust III	10,502,758	shares	10,502,758
	Prudential Core Plus Bond Fund	49,561	shares	9,983,038

	Total Common/collective trusts			482,754,742

*	Notes receivable from participants	Interest rates range from 4.25% to 9.50%		6,528,682

	Total			$1,338,664,268

*	Permitted party-in-interest as defined by ERISA.

Note:	Cost information is not required for participant directed investments, and therefore was not included.